Financial instruments	12 Months Ended
Dec. 31, 2022
Financial instruments
Financial instruments

26    Financial instruments

The Company holds the following financial instruments:

Financial assets	Assets at FVPL	Assets at amortized cost	Total
December 31, 2022
Financial investments	36,103	386,543	422,646
Trade receivables	—	856,887	856,887
Related parties	—	3,956	3,956
Investments and interests in other entities	11,214	—	11,214
Other assets (Instituto Arco)	—	1,526	1,526
	47,317	1,248,912	1,296,229

Financial assets	Assets at FVPL	Assets at amortized cost	Total
December 31, 2021
Financial investments	—	1,014,056	1,014,056
Trade receivables	—	593,263	593,263
Derivative financial assets	861	—	861
Related parties	—	11,390	11,390
Investments and interests in other entities	9,803	—	9,803
Other assets (Instituto Arco)	—	1,373	1,373
	10,664	1,620,082	1,630,746

	Liabilities at	Liabilities at
Financial liabilities	FVPL	amortized cost	Total
December 31, 2022
Trade payables	—	182,748	182,748
Derivative financial liabilities	113,847	—	113,847
Accounts payable to selling shareholders (a)	687,849	703,354	1,391,203
Leases liabilities	—	76,905	76,905
Loans and financing	—	1,936,829	1,936,829
	801,695	2,899,836	3,701,531
December 31, 2021
Trade payables	—	103,292	103,292
Derivative financial liabilities	223,561	—	223,561
Accounts payable to selling shareholders (a)	867,264	801,522	1,668,786
Leases liabilities	—	43,118	43,118
Loans and financing	—	1,831,327	1,831,327
	1,090,825	2,779,259	3,870,084
(a)	The Company measures at fair value through profit or loss the contingent consideration arising from business combinations in accordance with IFRS 3.

The Company’s exposure to certain risks associated with the financial instruments is discussed in Note 27.

The maximum exposure to credit risk at the end of the reporting period is the carrying amount of each class of financial assets mentioned above.

(a)	Financial instruments at fair value through profit or loss

Financial investments

The Company designated part of its financial investments as financial assets at fair value through profit or loss, related to investment fund which investments were entered to achieve 124.1% of the CDI. The Company designated these investments at fair value through profit or loss, given the swaps exist solely for the counterparty to deliver a fixed return on CDI. See Note 6 for more details on the financial investments.

Derivative assets and liabilities

The Company maintains put options from investments and swap derivatives to protect its exposure to foreign currency risk, specifically for loans contracts. These derivatives are measured at fair value and are presented as financial assets when the fair value results in a gain, and as financial liabilities when the fair value results in a loss. Any gains or losses from these derivatives are recognized directly in the income statement.

As of and for the years ended December 31, 2022, 2021 and 2020 none of the Company’s derivatives has been designated as hedges for accounting purposes.

Amounts recognized in profit or loss

Changes in fair values of financial instruments at fair value through profit or loss are recorded in finance income (expenses) in profit or loss (gain of R$ 106,379, gain of R$ 861 and gain of R$ 562 for the years ended in December 31, 2022, 2021 and 2020, respectively).

(b)	Recognized fair value measurements

(i) Fair value hierarchy

The table below explains the judgements and estimates made in determining the fair values of the financial instruments that are recognized and measured at fair value through profit or loss in the consolidated financial statements. To provide an indication about the reliability of the inputs used in determining fair value, the Company has classified its financial instruments into the three levels.

Assets and liabilities are measured and recognized at fair value as follows:

	Hierarchy	2022	2021
Financial assets
Financial investments	Level 2	36,103	—
Derivative financial assets	Level 2	—	861
Investments at fair value	Level 1	11,214	9,803

Financial liabilities
Derivative financial liabilities - Swap	Level 2	8,192	—
Derivative financial liabilities - Put option	Level 3	105,654	223,561
Accounts payable to selling shareholders	Level 3	687,849	867,264

As of December 31, 2022, and 2021, the Company assessed the fair values of its financial instruments. This assessment does not indicate fair values significantly different from the carrying amounts. The estimated realizable values of financial assets and liabilities were determined based on available market information and appropriate valuation methodologies.

The Company’s policy is to recognize transfers into and transfers out of fair value hierarchy levels as at the end of the reporting period.

There were no transfers between levels for recurring fair value measurements during the financial statements’ periods presented herein.

(ii) Valuation techniques used to determine fair values

Specific valuation techniques used to value financial instruments include:

●	the use of quoted market prices or dealer quotes for similar instruments;
●	the fair value of derivatives is calculated with Black & Scholes; and
●	the fair value of the remaining financial instruments is determined using discounted cash flow analysis.

All the resulting fair value estimates are included in level 2 except for contingent consideration and certain derivative contracts, where the fair values have been determined based on present values and the discount rates used were adjusted for counterparty or own credit risk.

If the inputs used to measure the fair value of an asset or a liability fall into different levels of the fair value hierarchy, then the fair value measurement is categorized in its entirety in the same level of the fair value hierarchy as the lowest level input that is significant to the entire measurement.

(iii) Fair value measurements using significant unobservable inputs (level 3)

The following table presents the changes in level 3 items for the years ended December 31, 2022, 2021 and 2020:

	Financial instruments	Financial instruments	Accounts payable to
Recurring fair value measurements	assets	liabilities	selling shareholders
Balance as of December 31, 2019	35,946	(33,940)	(328,668)
Acquisitions	—	—	(478,209)
Payment	—	—	9,520
Changes in accounts payable to selling shareholders	—	—	(20,314)
Interest expense	—	—	(43,714)
Gains (loss) recognized in statement of income or loss	(35,946)	33,940	—
Balance as of December 31, 2020	—	—	(861,385)
Acquisitions	—	—	(33,411)
Derivative liabilities	—	(185,409)	—
Payment	—	—	119,950
Changes in accounts payable to selling shareholders	—	—	(87,706)
Changes in fair value of derivatives	—	(38,152)	—
Interest expense	—	—	(71,664)
Finalization of price allocation (Note 14.b)	—	—	66,952
Balance as of December 31, 2021	—	(223,561)	(867,264)
Payment	—	—	227,231
Changes in accounts payable to selling shareholders	—	—	568
Changes in fair value of derivatives	—	117,907	—
Interest expense	—	—	(48,384)
Balance as of December 31, 2022	—	(105,654)	(687,849)

(iv) Transfers between levels 2 and 3

In the years ended December 31, 2022, 2021 and 2020, the Company did not transfer any financial instruments from level 2 into level 3.

(v) Valuation processes

The finance department of the Company performs and reviews the valuations of items required for financial reporting purposes, including level 3 fair values. Discussions of valuation processes and results conform with the Company’s yearly reporting periods. Also, the Company hires specialists to measure fair value of certain financial assets and liabilities independently.

The main level 3 inputs used by the Company are derived and evaluated as follows:

●	Discount rates for financial assets and financial liabilities are determined using a capital asset pricing model to calculate a pre-tax rate that reflects current market assessments of the time value of money and the risk specific to the asset.
●	Risk adjustments specific to the counterparties (including assumptions about credit default rates) are derived from observable market data of credit risk grading.
●	Earnings growth factors for unlisted equity securities are estimated based on market information for similar types of companies.
●	Contingent consideration – expected cash outflows are estimated based on the terms of the business combinations and the entity’s knowledge of the business as well as how the current economic environment is likely to impact it.